UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, WCMA Money Fund and Master Money LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

WCMA Money Fund
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                              Beneficial
                                                Interest
                                                   (000)  Mutual Fund                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              $6,819,851  Master Money LLC                                           $8,111,869,276
-----------------------------------------------------------------------------------------------------------------------------------
                                                          Total Investments (Cost - $8,111,869,276) - 100.1%          8,111,869,276

                                                          Liabilities in Excess of Other Assets - (0.1%)                 (4,730,480)
                                                                                                                     --------------
                                                          Net Assets - 100.0%                                        $8,107,138,796
                                                                                                                     ==============

o Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                    $ 8,111,869,276
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                      $ 8,111,869,276
      ==========================================================================

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Interest        Maturity             Par
Issue                                                             Rate            Date              (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
Certificate of Deposit - Yankee - 34.6%
--------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, NY                                                   4.50 %         7/03/08          $ 70,000       $    70,000,000
                                                                  2.86           7/07/08           200,000           200,000,000
                                                                  2.91           8/19/08            50,000            50,000,000
                                                                  2.63          10/02/08           225,000           225,000,000
                                                                 2.735          10/16/08           100,000           100,000,000
                                                                 2.845          12/08/08           250,045           250,045,000
--------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, NY                            2.75           7/08/08           100,000           100,000,000
                                                                  3.00          10/24/08           212,540           212,540,000
                                                                 3.185          12/24/08           133,845           133,845,000
--------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal, Chicago                                         2.80           9/18/08           200,000           200,000,000
                                                                 2.834 (a)      11/10/08           183,880           183,880,000
                                                                 3.224 (b)       5/29/09           181,840           181,840,000
--------------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, NY                                          2.403           7/03/08           125,000           124,999,591
--------------------------------------------------------------------------------------------------------------------------------
Bank of Scotland Plc, NY                                          4.39           7/07/08           107,000           107,000,000
                                                                  2.68          10/02/08           108,000           108,000,000
                                                                 2.798 (a)      10/27/08            88,450            88,450,000
                                                                  2.93          11/17/08           230,000           230,000,000
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                             2.73           7/01/08           200,000           200,000,000
                                                                  2.81           7/16/08           148,000           148,000,000
                                                                  2.95           7/24/08           100,000           100,000,000
                                                                  2.70           8/19/08           100,000           100,000,000
                                                                  2.63           8/27/08           151,500           151,500,000
                                                                  2.71           9/04/08           200,000           200,000,000
--------------------------------------------------------------------------------------------------------------------------------
DNB NOR Bank ASA, NY                                              2.85          12/05/08           289,000           289,000,000
                                                                  3.10          12/23/08           209,000           209,000,000
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                             3.011 (a)       1/21/09           154,760           154,760,000
--------------------------------------------------------------------------------------------------------------------------------
Dexia Bank, NY                                                    2.65           9/08/08           245,000           245,002,365
                                                                  2.77           9/12/08           250,000           250,000,000
--------------------------------------------------------------------------------------------------------------------------------
Natixis, NY                                                       5.42           7/10/08            58,635            58,641,042
--------------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland Plc, NY                                       2.65          10/15/08            56,190            56,190,000
                                                                  4.82          10/17/08           208,840           208,846,032
--------------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, NY                                         2.67           9/12/08            50,000            50,000,000
--------------------------------------------------------------------------------------------------------------------------------
SanPaolo IMI SPA, NY                                              2.77           7/03/08           130,163           130,163,000
                                                                  3.01           7/21/08           153,500           153,500,889
                                                                  2.60           8/13/08           150,000           150,000,000
                                                                  2.77          10/03/08            10,500            10,500,000
                                                                  3.15          12/12/08           215,000           215,000,000
                                                                  3.17          12/29/08           200,000           200,000,000
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale, NY                                              3.00           7/08/08           195,745           195,745,000
                                                                  2.90           7/14/08           204,250           204,250,000
                                                                  2.99           7/24/08           200,000           200,000,000
                                                                  2.94           9/19/08           200,000           200,000,000
                                                                  3.11          10/24/08           160,000           160,005,076

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Interest        Maturity             Par
Issue                                                             Rate            Date              (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
                                                                  2.92 %        12/05/08          $ 50,000       $    50,000,000
--------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, NY                                         4.42           7/07/08            90,000            90,000,000
                                                                  4.52           7/07/08            98,838            98,838,000
                                                                  2.74           9/19/08           204,500           204,500,000
                                                                  2.83          12/05/08            54,900            54,900,000
                                                                  3.00          12/16/08            29,050            29,050,000
--------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Bank, NY                                      3.06           9/12/08           100,000           100,000,000
--------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., NY                                         2.74           9/16/08           150,000           150,000,000
--------------------------------------------------------------------------------------------------------------------------------
Total Certificate of Deposit - Yankee (Cost - $7,582,990,995)                                                      7,582,990,995
--------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 49.6%
--------------------------------------------------------------------------------------------------------------------------------
APRECO, LLC                                                       2.71           9/08/08            81,748            81,317,233
--------------------------------------------------------------------------------------------------------------------------------
Amstel Funding Corp.                                              2.70           7/21/08            10,239            10,222,874
--------------------------------------------------------------------------------------------------------------------------------
Atlantic Asset Securitization Corp.                               2.62           7/17/08            50,000            49,938,140
--------------------------------------------------------------------------------------------------------------------------------
Atlantis One Funding Corp.                                        2.57           7/07/08            60,850            60,819,592
                                                                  2.70           8/07/08            20,132            20,074,624
                                                                  2.67           9/04/08           116,127           115,558,559
                                                                  2.80           9/10/08           100,000            99,440,000
                                                                  2.80           9/12/08            70,000            69,597,111
--------------------------------------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc.                                         2.74           7/01/08            85,000            84,993,530
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                             2.84           7/07/08           100,000            99,944,778
                                                                  3.80           7/11/08           144,970           144,801,673
                                                                 2.829           8/19/08           119,490           119,020,504
                                                                 2.741          12/08/08           100,000            98,774,164
--------------------------------------------------------------------------------------------------------------------------------
Barton Capital Corp.                                              2.70           7/08/08           104,867           104,804,080
                                                                  2.70           7/09/08            50,480            50,445,926
                                                                  2.85           7/18/08            13,000            12,981,475
--------------------------------------------------------------------------------------------------------------------------------
CAFCO, LLC                                                        2.92           7/07/08            80,000            79,954,578
                                                                  2.65           7/29/08            17,991            17,952,595
                                                                  2.65           8/04/08            50,000            49,871,180
                                                                  2.65           8/08/08            60,000            59,827,750
                                                                  2.68           9/04/08            49,000            48,759,247
--------------------------------------------------------------------------------------------------------------------------------
CHARTA, LLC                                                       2.80           7/11/08            71,600            71,538,742
                                                                  2.69           8/06/08            63,000            62,825,822
                                                                  2.83           9/16/08            75,000            74,540,126
--------------------------------------------------------------------------------------------------------------------------------
CRC Funding, LLC                                                  2.73           7/09/08           100,000            99,931,750
--------------------------------------------------------------------------------------------------------------------------------
Cancara Asset Securitization LLC                                  2.56           7/11/08            70,000            69,945,244
                                                                  2.80           7/14/08             4,000             3,995,644
--------------------------------------------------------------------------------------------------------------------------------
Ciesco, LLC                                                       2.63           8/27/08            65,000            64,724,581
                                                                  2.72           9/09/08           250,000           248,658,889
                                                                  2.85           9/15/08            50,000            49,695,208
                                                                  2.84           9/18/08           100,000            99,368,889
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding Inc.                                            2.79           8/28/08           104,000           103,524,460
                                                                  2.94          10/02/08           200,000           198,464,668
--------------------------------------------------------------------------------------------------------------------------------
Clipper Receivables Co. LLC                                       3.00           7/14/08           100,000            99,883,333
                                                                  2.80           8/04/08            50,000            49,863,889
                                                                  2.98           9/03/08            50,000            49,730,972
                                                                  3.00           9/10/08           189,500           188,363,000
--------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Interest        Maturity             Par
Issue                                                             Rate            Date              (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC                                 2.75 %         7/11/08          $ 38,100       $    38,067,985
--------------------------------------------------------------------------------------------------------------------------------
Crown Point Capital LLC                                           2.80           7/10/08            62,150            62,101,661
--------------------------------------------------------------------------------------------------------------------------------
Curzon Funding Ltd.                                               2.80           7/07/08           171,000           170,906,900
--------------------------------------------------------------------------------------------------------------------------------
DANSKE Corp.                                                      2.63           7/07/08           215,000           214,890,051
                                                                  2.76           9/18/08            22,000            21,865,067
                                                                  2.78           9/19/08           240,000           238,498,800
--------------------------------------------------------------------------------------------------------------------------------
DNB NOR Bank ASA                                                  3.02          10/20/08           150,250           148,838,319
                                                                 2.965          10/27/08            50,000            49,509,951
--------------------------------------------------------------------------------------------------------------------------------
Dakota Notes Program                                              2.85           8/25/08           135,000           134,401,500
                                                                  2.88           9/10/08            73,375            72,952,360
                                                                  2.88           9/12/08            45,985            45,712,769
--------------------------------------------------------------------------------------------------------------------------------
Ebbets Funding LLC                                                3.15           7/01/08           165,551           165,536,514
                                                                  2.85           7/15/08            61,000            60,927,563
--------------------------------------------------------------------------------------------------------------------------------
Elysian Funding LLC                                               2.70           7/16/08            87,145            87,040,426
                                                                  2.90           8/04/08           144,000           143,594,000
--------------------------------------------------------------------------------------------------------------------------------
Erasmus Capital Corp.                                             2.69           8/01/08           148,000           147,646,116
                                                                  2.70           8/04/08           102,500           102,230,937
--------------------------------------------------------------------------------------------------------------------------------
Fairway Finance Co., LLC                                          2.65           7/10/08            80,000            79,941,111
--------------------------------------------------------------------------------------------------------------------------------
Galleon Capital LLC                                               2.75           7/14/08           100,000            99,893,055
                                                                  2.75           8/07/08            70,000            69,796,806
--------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                                    3.83           7/10/08           122,450           122,319,727
--------------------------------------------------------------------------------------------------------------------------------
Govco LLC                                                         2.89           7/21/08            81,000            80,863,448
                                                                  2.59           8/19/08           250,000           249,100,695
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                              2.86           7/07/08           150,000           149,916,583
--------------------------------------------------------------------------------------------------------------------------------
KBC Financial Products International Ltd.                         2.74           7/14/08            50,000            49,946,722
                                                                  2.60           8/29/08            60,000            59,740,000
                                                                  2.69           9/05/08            99,000            98,504,367
                                                                  2.72          10/14/08            56,400            55,948,299
                                                                 2.865          10/22/08            65,000            64,410,288
--------------------------------------------------------------------------------------------------------------------------------
Liberty Street Funding LLC                                        2.61           8/07/08            75,000            74,793,375
                                                                  2.70           9/08/08            71,668            71,291,743
                                                                  2.88           9/16/08            54,000            53,663,040
--------------------------------------------------------------------------------------------------------------------------------
Long Lane Master Trust IV                                         2.76           7/21/08            50,000            49,919,500
                                                                  2.62           8/14/08            46,370            46,218,138
                                                                  2.58           8/20/08           128,488           128,018,376
                                                                  2.88           9/19/08            79,000            78,488,080
--------------------------------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.                                          2.60           7/07/08            28,000            27,985,844
                                                                  2.72           9/03/08            90,000            89,558,000
--------------------------------------------------------------------------------------------------------------------------------
Nieuw Amsterdam Receivables Corp.                                 2.60           8/01/08            65,000            64,849,778
                                                                  2.83           9/10/08            50,000            49,717,000
                                                                  2.90           9/24/08            51,588            51,230,610
--------------------------------------------------------------------------------------------------------------------------------
Old Line Funding, LLC                                             2.75           7/11/08           100,000            99,915,972
                                                                  2.68           9/02/08           110,074           109,549,558
--------------------------------------------------------------------------------------------------------------------------------
Palisade CP Program of the Citibank Omni Master Trust             2.95           8/05/08           100,900           100,602,345
--------------------------------------------------------------------------------------------------------------------------------
Picaros Funding LLC                                               2.58           7/08/08            34,500            34,480,220
                                                                  2.97           7/24/08            70,000            69,861,400
--------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Interest        Maturity             Par
Issue                                                             Rate            Date              (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
Raiffeisen Zentralbank Oesterreich AG                             2.69 %         7/21/08          $ 70,000       $    69,890,158
                                                                  2.65           7/24/08           135,000           134,761,500
                                                                  2.75           8/05/08           188,935           188,415,429
                                                                  2.92           9/17/08           145,000           144,071,872
                                                                  2.95          10/03/08            30,000            29,766,458
--------------------------------------------------------------------------------------------------------------------------------
Regency Markets No. 1 LLC                                         2.85           7/11/08            13,456            13,444,282
                                                                  2.75           7/15/08            52,439            52,443,925
                                                                  2.82           7/15/08            77,557            77,466,784
                                                                  2.72           8/11/08            25,442            25,361,264
                                                                  2.75           8/12/08            25,249            25,166,064
                                                                  2.73           9/10/08            80,688            80,247,444
--------------------------------------------------------------------------------------------------------------------------------
Salisbury Receivables Co. LLC                                     2.63           7/09/08            20,000            19,986,850
                                                                  2.70           8/13/08             3,000             2,990,100
--------------------------------------------------------------------------------------------------------------------------------
SanPaolo IMI US Financial Co.                                     2.73           7/09/08            40,400            40,372,427
                                                                  2.69           8/08/08            85,000            84,752,296
                                                                 2.905          12/02/08           100,000            98,749,236
--------------------------------------------------------------------------------------------------------------------------------
Scaldis Capital LLC                                               2.67           7/25/08           150,000           149,721,875
                                                                  2.64           8/05/08            49,000            48,870,640
                                                                  2.77           8/13/08           150,000           149,492,167
--------------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.                                      2.565           7/21/08            75,000            74,887,781
--------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America Inc.                               2.67           8/06/08            25,000            24,931,396
--------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC                                             2.65           8/01/08           100,000            99,764,444
                                                                  2.67           8/06/08           215,000           214,410,004
                                                                  2.85           8/07/08            40,000            39,879,667
                                                                  2.83           8/20/08           130,000           129,478,807
--------------------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.                                              2.98           7/28/08            44,250            44,147,438
--------------------------------------------------------------------------------------------------------------------------------
Tempo Finance Corp.                                               2.67           8/27/08            53,500            53,269,861
                                                                  2.85           9/15/08            75,000            74,542,712
                                                                  2.86           9/15/08             5,000             4,969,513
                                                                  2.86           9/16/08           100,000            99,380,333
--------------------------------------------------------------------------------------------------------------------------------
Thames Asset Global Securitization No. 1, Inc.                    2.75           7/08/08            32,676            32,656,031
                                                                  2.72           7/15/08           136,388           136,233,427
                                                                  2.89           7/17/08            83,036            82,922,679
                                                                  2.76           7/18/08            45,000            44,937,900
--------------------------------------------------------------------------------------------------------------------------------
Thunder Bay Funding LLC                                           2.60           8/11/08            58,512            58,334,514
--------------------------------------------------------------------------------------------------------------------------------
Tulip Funding Corp.                                               2.57           7/07/08            26,750            26,736,632
                                                                  2.65           7/24/08            54,105            54,009,414
--------------------------------------------------------------------------------------------------------------------------------
Versailles Commercial Paper LLC                                   2.87           7/15/08            15,000            14,982,062
                                                                  3.02           8/06/08            63,901            63,702,658
                                                                  3.10           9/02/08            79,770            79,330,379
                                                                  3.10           9/05/08            65,000            64,624,990
--------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.                                         2.62           7/11/08            54,548            54,504,330
                                                                  2.63           7/14/08            95,000            94,902,836
                                                                  2.65           8/01/08            60,000            59,858,667
                                                                  2.71           9/03/08           100,000            99,510,694
--------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                Interest        Maturity             Par
Issue                                                             Rate            Date              (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                            2.95 %         7/01/08          $ 66,652       $    66,646,537
                                                                  2.57           7/10/08           100,000            99,928,611
                                                                  2.72           7/18/08           150,000           149,796,000
--------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost - $10,878,650,922)                                                                   10,878,650,917
--------------------------------------------------------------------------------------------------------------------------------
Corporate Notes - 4.5%
--------------------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XXX                                        2.511 (a)(b)    9/22/08            54,000            54,000,000
--------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland                                                  2.492 (a)(b)    9/19/08            43,300            43,300,000
--------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.                                          2.685 (a)       8/13/08           110,000           110,000,000
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                        2.541 (a)(b)    9/12/08           202,600           202,600,000
--------------------------------------------------------------------------------------------------------------------------------
HSBC USA, INC.                                                   3.218 (a)       5/15/09            33,725            33,725,000
--------------------------------------------------------------------------------------------------------------------------------
ING USA Global Funding Trust VI                                  3.143 (a)       6/19/09            53,825            53,825,000
--------------------------------------------------------------------------------------------------------------------------------
MetLife Global Funding, Inc.                                     2.571 (a)(b)    9/12/08            50,500            50,500,000
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                   2.608 (a)       9/03/08            25,000            24,991,460
--------------------------------------------------------------------------------------------------------------------------------
Northern Rock Plc                                                2.767 (a)(b)    7/08/08            91,000            91,000,000
--------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc                                 2.959 (a)(b)    9/26/08           150,000           150,000,000
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA                                                 2.91 (a)       5/01/09           117,600           117,600,000
--------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., NY                                        2.751 (a)(b)   10/10/08            44,000            44,000,000
--------------------------------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost - $975,541,460)                                                                          975,541,460
--------------------------------------------------------------------------------------------------------------------------------
Funding Agreements - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
Genworth Life Insurance Co.                                      2.796 (c)(d)   10/10/08            75,000            75,000,000
                                                                 2.619 (c)(d)   11/03/08            50,000            50,000,000
                                                                 2.619 (c)(d)   12/01/08           110,000           110,000,000
--------------------------------------------------------------------------------------------------------------------------------
ING USA Annuity and Life Insurance Co.                           3.138 (c)(d)   10/21/08            50,000            50,000,000
--------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Insurance Co.                              2.959 (c)(d)    5/01/09            55,000            55,000,000
--------------------------------------------------------------------------------------------------------------------------------
MetLife Insurance Co. of Connecticut                             2.579 (c)(d)    9/17/08            25,000            25,000,000
                                                                 2.659 (c)(d)    3/03/09            70,000            70,000,000
                                                                 2.709 (c)(d)    4/30/09            25,000            25,000,000
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance Co.                                  2.659 (c)(d)    2/02/09           100,000           100,000,000
                                                                 2.659 (c)(d)    4/01/09           165,000           165,000,000
--------------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Co.                                       2.92 (c)(d)    4/13/09           203,995           203,995,000
--------------------------------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost - $928,995,000)                                                                       928,995,000
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency & Instrumentality Obligations - 6.4%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                         2.50           8/06/08            53,925            53,786,443
                                                                 2.495           8/20/08            44,175            44,018,106
                                                                  2.51           8/20/08           178,878           178,878,425
                                                                  2.49           9/08/08            95,265            94,803,759
                                                                  2.49           9/10/08            58,510            58,218,620
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Variable Rate Notes                       2.623 (a)       3/20/09           111,190           111,264,740
                                                                 2.402 (a)       8/13/09           117,550           117,550,000
                                                                 2.376 (a)       8/14/09           172,660           172,640,587
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Discount Note                                         2.50           8/18/08            59,867            59,663,286
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Variable Rate Notes                                  2.669 (a)       9/25/09           312,260           312,146,290
                                                                 2.413 (a)       9/28/09           189,355           189,296,495
--------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency & Instrumentality Obligations - (Cost - $1,392,266,751)                               1,392,266,751
--------------------------------------------------------------------------------------------------------------------------------

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                     Par
Issue                                                                                               (000)             Value
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc., purchased on 6/30/08 to yield
2.50% to 7/01/08, repurchase price $25,375,762, collateralized by Federal Home Loan Bank, 5% due 12/17/10, and Fannie Mae,
5.28% due 9/17/12                                                                                 $ 25,374       $    25,374,000
--------------------------------------------------------------------------------------------------------------------------------
UBS Securities LLC, purchased on 6/30/08 to yield 2.60% to
7/01/08, repurchase price 25,001,806, collateralized by
Resolution Funding Corporation Stripped Interest Payment due
10/15/10 to 4/15/16                                                                                 25,000            25,000,000
--------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost - $50,374,000)                                                                      50,374,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $21,808,819,123*) - 99.5%                                                               21,808,819,123

Other Assets Less Liabilities - 0.5%                                                                                 118,668,218
                                                                                                                 ---------------
Net Assets - 100.0%                                                                                              $21,927,487,341
                                                                                                                 ===============

*     Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(c) Restricted securities as to resale, representing 4.2% of net assets, were as follows:

      ---------------------------------------------------------------------------------------
      Issue                                                           Cost          Value
      ---------------------------------------------------------------------------------------
      Genworth Life Insurance Co.:
           2.796%, 10/10/08                                       $ 75,000,000   $ 75,000,000
           2.619%, 11/03/08                                         50,000,000     50,000,000
           2.619%, 12/01/08                                        110,000,000    110,000,000
      ING USA Annuity and Life Insurance Co., 3.138%, 10/21/08      50,000,000     50,000,000
      Jackson National Life Insurance Co., 2.959%, 5/01/09          55,000,000     55,000,000
      MetLife Insurance Co. of Connecticut:
           2.579%, 9/17/08                                          25,000,000     25,000,000
           2.659%, 3/03/09                                          70,000,000     70,000,000
           2.709%, 4/30/09                                          25,000,000     25,000,000
      Metropolitan Life Insurance Co.:
           2.659%, 2/02/09                                         100,000,000    100,000,000
           2.659%, 4/01/09                                         165,000,000    165,000,000
      New York Life Insurance Co., 2.92%, 4/13/09                  203,995,000    203,995,000
      ---------------------------------------------------------------------------------------
      Total                                                       $928,995,000   $928,995,000
                                                                  ===========================

(d)   Illiquid security.

Master Money LLC
Schedule of Investments June 30, 2008 (Unaudited)

o Effective April 1, 2008, the Master LLC adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities

            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Master LLC's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                                 --
      Level 2                                                   $ 21,808,819,123
      Level 3                                                                 --
      --------------------------------------------------------------------------
      Total                                                     $ 21,808,819,123
                                                                ================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    WCMA Money Fund and Master Money LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    WCMA Money Fund and Master Money LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    WCMA Money Fund and Master Money LLC

Date: August 22, 2008